Concentration of major customers and suppliers	6 Months Ended
Mar. 31, 2025
Concentration of major customers and suppliers
Concentration of major customers and suppliers

Note 13 — Concentration of major customers and suppliers

For the six months ended March 31, 2025, two major customers accounted for approximately 70% and 18% of the Company’s total sales, respectively. For the six months ended March 31, 2024, two major customers accounted for approximately 55.9% and 12.0% of the Company’s total sales, respectively. Any decrease in sales to these major customers may negatively impact the Company’s operations and cash flows if the Company fails to increase its sales to other customers.

As of March 31, 2025, one major customer accounted for approximately 86% of the Company’s accounts receivable balance. As of September 30, 2024, one major customer accounted for approximately 98% of the Company’s accounts receivable balance.

For the six months ended March 31, 2025, three major suppliers accounted for approximately 33%, 32%, and 17% of the total purchases, respectively.  For the six months ended March 31, 2024, four major suppliers accounted for approximately 22.8%, 18.3%, 14.1%, and 11.0% of the total purchases, respectively.

As of March 31, 2025, five major suppliers accounted for approximately 32%, 18%, 17%, 16%, and 16% of the Company’s advances to suppliers balance, respectively. As of September 30, 2024, five major suppliers accounted for approximately 28%, 20%, 20%, 17%, and 15% of the Company’s advances to suppliers balance, respectively.